Significant accounting policies	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Significant accounting policies
4	Significant accounting policies
The significant accounting policies described below have been consistently applied to the consolidated financial statements:

a.	Consolidation
The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company. See note 5 for the list of the subsidiaries included in the consolidated financial statements.
Control is achieved when the Company not only has power to direct the financial and operating policies of the investee or rights to variable returns from its involvement with the investee, but also has the ability to use its power to affect the investor’s returns from its involvement with the investee. Thus, an investor or an entity with decision-making rights shall determine whether it is a principal or an agent. An investor or an entity that is an agent in accordance does not control an investee when it exercises decision-making rights delegated to it. The investment funds and their investees are not consolidated by the Company, given that they operate as agents.
For the purpose of these consolidated financial statements, the intercompany balances are eliminated, as well as any unrealized income and expenses arising from transactions between the subsidiaries and the Company, if any.
Additionally, the Company may invest in certain investment funds that it manages. In these situations, the Company holds investment fund units with the same rights as the other investment fund investors. Details of these investment funds are included in note 12. For the years presented in these consolidated financial statements, these investments did not give the Company control nor significant influence over the respective investment funds. Therefore, these investments are classified and accounted for as Fair Value Through Profit or Loss (“FVTPL”) in accordance with IFRS 9 – Financial Instruments.
b.	Business Combinations
Business combinations are accounted for using the acquisition method of accounting. The acquisition date is the date on which the Group effectively obtains control of the acquiree. The purchase consideration of the acquisition of a subsidiary as of its relevant acquisition date, comprises of:

•	fair values of the assets transferred

•	liabilities incurred to the former owners of the acquired business

•	equity interests issued by the Group, and

•	fair value of any assets or liability resulting from a contingent consideration arrangement.
Identifiable assets acquired and liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date. Contingent consideration obligations that are elements of purchase consideration are recognized as of the acquisition date either as equity or a financial liability. Expected cash outflows relating to the business combination are estimated and discounted to fair value based on the terms of the purchase agreement and the Group’s knowledge of the acquired business and how the current economic environment is likely to impact it. Changes in fair value of the contingent consideration that qualify as measurement period adjustments are adjusted retrospectively, with corresponding adjustments against goodwill. Measurement period adjustments are adjustments that arise from additional information obtained during the ‘measurement period’ (shall not exceed one year from the acquisition date) about facts and circumstances which existed at the acquisition date. The subsequent accounting for changes in the fair value of the contingent consideration that do not qualify as measurement period adjustments is dependent on how the contingent consideration was classified. Contingent consideration that was classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Other contingent consideration is remeasured to fair value at subsequent reporting dates, with changes in fair value recognized in profit or loss. Acquisition-related costs incurred in connection with a business combination, other than those associated with the issue of debt or equity securities are expensed as incurred.

c.	Goodwill
Goodwill in a business combination is recognized at the acquisition date when the purchase consideration, and the recognized amount of non-controlling
interests exceeds the fair value of the identifiable net assets of the entity acquired. If the purchase consideration is lower than the fair value of the identifiable net assets of the acquiree (a bargain purchase), the difference is recognized in the income statement. The gain or loss on the disposal of an entity is calculated after consideration of attributable goodwill. Goodwill is carried at cost less accumulated impairment losses.
Goodwill is not amortized but is reviewed annually for impairment. Goodwill is allocated to cash-generating units or groups of cash-generating units, expected to benefit from the business combination in which the goodwill arose.
Cash-generating units to which goodwill has been allocated are tested for impairment annually, or more frequently when there is an indication that the unit may be impaired. If the recoverable amount of the cash-generating unit is less than the carrying amount of the unit, an impairment loss is recognized. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash-generating units). An impairment loss recognized for goodwill is not reversed in a subsequent period.

d.	Cash and cash equivalents
Cash and cash equivalents represent cash on hand, cash held in banks and short-term,
highly liquid investments (maturity equal to or less than 90 days from the date of acquisition) that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. Cash is measured at amortized cost that approximates fair value. Cash equivalents are recorded at fair value based on the share price as of the reporting date.

e.	Client funds on deposit and client funds payable
Client funds on deposit include amounts representing cash held with Chilean financial institutions for clients of Moneda Corredores de Bolsa Limitada (“MCB”). It consists of accounts in which clients maintain a cash balance or transactions where the settlement date for the purchase of securities has not yet occurred. Amounts are due from clients on the settlement date of the transaction for cash accounts. Settlement of transactions take place within a period not exceeding 3 days. These activities are in accordance with the
Comision para el Mercado Financiero
(“CMF”) and other regulatory authorities and are subject to MCB’s monitoring procedures. The corresponding liabilities related to the above accounts and transactions are included in client funds payable.
Client funds on deposit and client funds payable are financial instruments in accordance with IFRS 9 and are initially recognized at fair value and subsequently measured at amortized cost that approximates fair value.

f.	Financial instruments
The Group did not hold any derivative instruments for the years presented in these consolidated financial statements.
Non-derivative
financial instruments comprise of cash, short and long-term investment, client funds, accounts receivable, other liabilities, lease obligations, and certain other assets and liabilities.
A financial instrument is recognized when the Group becomes a party of a contract that gives rise to a financial asset or a financial liability or equity instrument. Financial assets are no longer recognized when the Group’s contractual rights to receive cash flows from the assets have expired or if the Group has transferred the control over substantially all risks and rewards of ownership. Financial liabilities are no longer recognized when these obligations are discharged or cancelled.

(i)	Financial assets
At initial recognition, a financial asset is measured at its fair value plus, in the case of a financial asset not at FVTPL, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVTPL are expensed within the consolidated income statement.

Financial assets, other than those designated and effective as hedging instruments, are classified into the following categories:

•	amortized cost

•	fair value through profit or loss (FVTPL)

•	fair value through other comprehensive income (FVOCI).
In the years presented, the Group does not have any financial assets designated as FVOCI or financial assets designated as hedging instruments.
The classification is determined by both:

•	the entity’s business model for managing the financial asset

•	the contractual cash flow characteristics of the financial asset.
All income and expenses relating to financial assets that are recognized in profit or loss are presented within financial income and expenses, except for impairment of trade receivables which would be presented within administrative expenses. The Group has assessed all financial instruments to have low credit risk in accordance with IFRS 9 – Financial Instruments.
Amortized cost
A financial asset is measured at amortized cost, if both of the following conditions are met: (a) the asset is held within a business model whose objective is to hold assets in order to collect contractual cash flows; and (b) the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. These assets are initially recognized at fair value plus transaction costs and subsequently measured at amortized cost using the effective interest rate method, less any impairment losses. Receivables with a short duration are measured at their transaction price.
Fair value through profit or loss
Any financial assets that are not held within a business model whose objective is to hold assets in order to collect contractual cash flows are measured at fair value through profit or loss.

(ii)	Financial liabilities
All financial liabilities are measured at amortized cost, except for financial liabilities at fair value through profit or loss. After initial recognition, an entity cannot reclassify any financial liability.

g.	Impairment losses
Financial assets
The Group considers the allowance for losses on financial assets at amortized cost for forward looking Expected Credit Losses (“ECL”) in line of IFRS 9 requirements, if applicable. The Group holds receivables with no financing component that have maturities of less than 1 year at amortized cost and as such has chosen to apply an approach similar to the simplified approach for ECL under IFRS 9 to all its receivables. Therefore, the Group does not track changes in credit risk for the purpose of the loss allowance, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date using both quantitative and qualitative analysis and based on the historical experience of the Group and updated understanding of the credit assessment of receivables from customers.

An impairment loss in a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the present value of the estimated future cash flows, and it is recognized immediately in the consolidated income statement. This impairment loss is reversed if justified by any event that occurs after its recognition.
Non-financial
assets
The carrying amounts of the Group’s
non-financial
assets are tested for impairment if there is any indication of loss in its recoverable amount. An impairment loss is recognized if an asset’s carrying amount exceeds its recoverable amount recorded in the consolidated financial statements.
The recoverable amount of an asset is the higher amount between its value in use and its fair value less costs to sell. To measure the value in use, the present value of future cash flows is discounted using a discount rate that reflects current market valuations and the asset’s risks.
Goodwill is tested annually or more frequently if a change in circumstance indicates that it might be impaired. The Group assessed its goodwill impairment calculations as well as the appropriateness of the recoverable amounts taking into account the impact of the
COVID-19
pandemic.

h.	Property and equipment
Property and equipment items are stated at purchase cost, less accumulated depreciation and impairment losses. Cost includes, where applicable, expenses directly attributable to the purchase of the assets. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. Any costs related to maintenance and repairs are recorded as part of operating expenses when incurred.
Depreciation, recognized in the consolidated income statement, is calculated on a straight-line basis over the estimated useful lives of the assets. The useful life is periodically reviewed and updated prospectively if any amendment is required.
The estimated useful lives per category are as follows:

Facilities	10 years
Machinery and equipment	10 years
Furniture and fixtures	10 years
Building improvements (*)	10 years
Office equipment - Electronic equipment	5 years
Office equipment - IT equipment	5 years
Office equipment - Telephone equipment	5 years

(*)	Building improvements are depreciated over 10 years or based on the duration of the lease, whichever is shorter.
The carrying value of an item of property and equipment shall be de-recognized
on disposal or when no future economic benefits are expected from its use. Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and is recognized in profit or loss.
Although subject to depreciation, these assets are tested for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable.

i.	Intangible assets
Intangible assets are
non-monetary
assets without physical substance. These items are initially measured at cost and subsequently carried at cost less any accumulated amortization and impairment losses. Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives. Although subject to amortization, these assets are tested for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable.

The	Group has the following intangible assets with finite useful lives:

(i)	placement agent fees, which are amortized over the terms of the respective investment funds, with average estimated term of 10 years;

(ii)	software, with estimated useful life of 5 years;

(iii)
contractual rights to earn future fee income relating to the acquisition of P2 Brasil Private Infrastructure General Partner II Ltd. and P2 Brasil Holding Ltd. (collectively the “P2 Group”), which are amortized over the respective contractual periods of the underlying investment funds of 8 years and 12 years respectively; and

(iv)
Intangible assets acquired through business combination are recognized at fair value at the acquisition date. They have a finite useful life and are subsequently carried at cost less accumulated amortization and impairment losses. Amortization details are as follows:

•	Non-contractual customer relationships acquired are expected to be amortized on a straight line basis (MAM I: 8 years and 8 months and MAM II: 9 years and 6 months).

•	Brands acquired are expected to be amortized on a straight line over 5 years and 1 month.
Intangible assets are derecognized on disposal or when no future economic benefits are expected from their use. The gain or loss from derecognition is recognized in profit or loss.

j.	Employees’ benefits

(i)	Short-term employee benefits
Current benefits are paid within twelve months and include salaries, social security contributions, bonuses and profit sharing. These benefits are recognized on an accrual basis.
The Group annually recognizes a provision for profit sharing, according to conditions approved by Management. These amounts are recorded as ‘Personnel expenses’ in the income statement.

(ii)	Long-term employee benefits - equity incentive program
The equity incentive program or the long-term incentive plan (“LTIP”) is designed to retain key employees as well as provide alignment between them and the Company’s shareholders.
The LTIP governs the issuances of equity incentive awards with respect to Class A common shares. The maximum number of Class A common shares initially available for issuance pursuant to equity incentive awards granted under the LTIP launched will not exceed 5% of the Class A common shares outstanding at any given time. The board of directors may at its discretion adjust the number of Class A common shares available for issuance under the LTIP.
Equity incentive awards may be granted to the Group’s employees, non-employee directors, officers, consultants, or other individual service providers as well as holders of equity compensation awards granted by an entity that may be acquired in the future.
Equity incentive awards may be granted in the form of stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards or other stock-based awards. Stock options and stock appreciation rights will have an exercise price determined by the administrator but that is no less than the fair market value of the underlying Class A common shares on the date of grant.
The vesting conditions for grants under the LTIP are determined by the administrator and, in the case of restricted stock or restricted stock units, are set forth in the applicable award documentation. For stock options, the administrator determines the exercise price of the option, the term of the option and the time or times at which the option may be exercised. Performance awards are subject to performance conditions as specified by the administrator and are settled in cash, Class A common shares, other awards, other property, net settlement or any combination thereof, as determined by the administrator in its discretion, following the end of the relevant performance period. The LTIP is administered by a compensation committee (the “Committee”) created and appointed the board of directors for the administration and implementation of the LTIP. The Committee consists of no less than three members, which may consist of directors and/or officers or other management members of the Company.
IPO share based incentive plan
(note 27(d))
The Company launched its first equity incentive program (“IPO grant” or “share based incentive plan”) under the LTIP pursuant to the completion of its IPO registration. Under the IPO grant, PSUs, convertible into Class A common shares are granted to eligible participants.
The vesting conditions can be divided into two groups, time vesting conditions and market performance conditions.
The vesting period (time vesting conditions) is divided in three tranches as follows:

•	third anniversary of the grant date, upon which one third (1/3) of the PSUs will become time vested.

•	fourth anniversary of the grant date, upon which one third (1/3) of the PSUs will become time vested.

•	fifth anniversary of the grant date, upon which one third (1/3) of the PSUs will become time vested.
As a market performance condition, the final number of Class A common shares delivered to the participants is also dependent on the Total Shareholder Return (“TSR”), including share price growth and dividends in comparison to a peer group. If TSR in comparison to the share price at the beginning of the grant is equal to or exceeds at lea st
8
% per year at the end of the 3rd, 4th and 5th year grant anniversary, the PSUs are delivered to the participant. In addition to that, if the TSR is equal or above the TSR of a determined peer group at the end of the last vesting period, each participant shall be entitled to receive an additional number of PSUs (“boost grant”) equal to twenty per cent (
20
%) of the total number of PSUs originally granted to the participant.
If an eligible participant ceases to be employed by the Company, within the vesting period, the rights will be forfeited, except in limited circumstances that are approved on a case-by
case basis by the Committee.
The cost of the share based incentive plan is measured using the fair value at the grant date. The cost is expensed together with a corresponding increase in equity over the service period.

The total amount to be expensed is determined by reference to the fair value of the shares granted at the grant date, which is also based on:

•	TSR; and

•	The impact of any time vesting conditions (i.e. remaining an employee of the entity over a specified time).
The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. At the end of each period, the entity revises its estimates of the number of shares that are expected to vest based on the time vesting conditions. The Company recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to equity.
When the PSUs are vested, the Committee will, at its discretion, direct the Company to deliver Class A common shares from either treasury shares or newly issued shares to satisfy the delivery of incentives pursuant to this share based incentive plan. The Committee may also decide to settle the delivery of incentives pursuant to this share based incentive plan in cash.
Equity reserves for the share based incentive plan do not include any tax benefits on total share based incentive plan expense. The tax benefits will be considered when the PSUs shares are converted into common shares.
The Monte Carlo model best reflects the market condition regarding the TSR of the Company in comparison to a minimum TSR of 8% per year, and also in comparison with a peer group. To estimate future share prices of the Company and its peer group, the model considers the share price on the grant date, the expected volatility, an estimated correlation between share prices and United States Treasury Bonds as the risk free interest rate.

(iii)	Other long-term employee benefits – Officers’ Fund
The Officers’ Fund Plan which has been established to provide employees with an opportunity to receive a cash benefit based on the performance of the Group. The Officers’ Fund Plan is administered by the Company through a limited liability entity (the “Officers’ Fund”) registered as an administered investment fund under the laws of the Cayman Islands. The Officers’ Fund Plan is, in substance, a long-term benefit within the scope of IAS 19 – Employee Benefits, as it is not based on the changes in fair value of the Group’s equity (note 30(b)).

k.	Provisions, contingent assets and contingent liabilities
The recognition, measurement and disclosure of contingent assets and contingent liabilities and legal obligations are performed based on the criteria set forth in IAS 37 - Provisions, Contingent Liabilities and Contingent Assets.

•	Contingent Assets: are not recognized, except if the realization of the asset is virtually certain.

•
Provisions: are recognized in the financial statements when, based on Management’s assessment supported by the opinion of the legal counsel, the risk of an unfavorable outcome in a judicial or administrative proceeding is considered probable, and whenever the amounts involved can be reliably measured.

•
Contingent Liabilities: are disclosed in the notes to the financial statements when, based on Management’s assessment supported by the opinion of the legal counsel, the risk of an unfavorable outcome in a judicial or administrative proceeding is considered possible. The contingent liabilities for which the risk of an unfavorable outcome in a judicial or administrative proceeding is considered remote are neither accounted for nor disclosed.

l.	Leases
The Group has applied the requirements stated in IFRS 16 - Leases for the first time for their annual reporting period commencing January 1, 2019.
According to IFRS 16, a contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Group determines the lease term as the non-cancellable
period of a lease, together with both: (a) periods covered by an option to extend the lease if the lessee is reasonably certain to exercise that option; and (b) periods covered by an option to terminate the lease if the lessee is reasonably certain not to exercise that option.
The Group does not hold lease contracts as a lessor. For the contracts in which the Group is the lessee, the Group recognizes a right-of-use
asset and a lease liability at the commencement date. A
right-of-use
asset is measured at cost at the commencement date, which comprises: (a) the amount of the initial measurement of the lease liability; (b) any lease payments made at or before the commencement date, less any lease incentives received; (c) any initial direct costs incurred by the Group; and (d) an estimate of costs to be incurred by the Group in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease. After the commencement date, the Group measures the right-of-use asset at cost, less any accumulated depreciation and any accumulated impairment losses, and adjust it for any remeasurement of the lease liability.
At the commencement date, the Group measures the lease liability at the present value of the lease payments that are not paid at that date. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be readily determined. If that rate cannot be readily determined, the Group uses the Group’s incremental borrowing rate. After the commencement date, the Group measures the lease liability by: (a) increasing the carrying amount to reflect interest on the lease liability; (b) reducing the carrying amount to reflect the lease payments made; and (c) remeasuring the carrying amount to reflect any reassessment or lease modifications.
The Group did not have contracts eligible to the short-term leases and leases for which the underlying asset is of low value exemptions. The Group has rental agreements for its offices in the Cayman Islands, United Kingdom, Uruguay, Brazil and Chile within the scope of IFRS 16.

m.	Revenues
The Group’s revenues from services consist of (i) management fees, (ii) performance fees, (iii) incentive fees, (iv) advisory fees and (v) other ancillary services fees, reported net of applicable taxes.

The Group follows the five step guidance to recognize revenue in accordance with IFRS 15 – Revenue from Contracts with Customers: (1) Identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation.
Management fees primarily relate to management of investment funds and are calculated as a fixed percentage over the committed capital and/or the deployed capital for each one of the investment funds following the relevant Limited Partnership Agreement or Private Placement Memorandum. Management fees are recognized when the services are provided, throughout the year that the Group provides the services to the investment fund. As manager of the investment funds, the Group may, at its sole discretion, decrease the percentage or amount of fees being paid by the investment funds directly or indirectly to the Group or fully waive the payment of fees paid by the investment funds, for a determined period of time or until the maturity of the investment funds, revenue is not recognized in such cases. Any rebates related to repayments of management fees are presented net within gross management fees in the Group’s income statement.
Incentive fees are realized performance-based fees which are measured and received on a recurring basis, and not dependent on realization events from the underlying investments.
Performance fees and other performance-based fees which are primarily generated when the return of the investment funds surpass the performance hurdle set out in the related charters. Since the investment funds’ performance are susceptible to market volatility and to factors out of the Group’s control, the related fees fall under the variable consideration defined in the IFRS 15. According to the referred standard, the Group recognizes these fees at a point in time when the associated performance obligations are satisfied, the related uncertainties are resolved, the likelihood of a claw-back or reversal is improbable and the likely amount of the transaction prices can be estimated without significant chance of reversal, indicating high probability of economic benefits and cash inflow to the Group, whereby the performance fee has then crystallized and can be reliably estimated. Once crystallized, performance fees typically cannot be clawed back. There are no other performance obligations or services provided which suggest these have been earned either before or after the crystallization date.
Advisory and other ancillary fees primarily relate to services provided to the investment funds’ invested companies; the first relates to support on acquisitions and the latter refers to value-creation ongoing consulting services. Advisory and other ancillary service fees are recognized as the services are provided and/or when certain transactions are completed, as applicable.

n.	Financial income and expenses
Financial income is mainly composed of interest on short and long-term investments and foreign exchange gains in monetary items.
Financial expenses include interest, foreign exchange losses in monetary items, banking costs and taxes on financial transactions, recognized on an accrual basis.

o.	Income tax expenses – current and deferred
Current tax is the expected tax payable on the taxable income for the year and any adjustment to tax payable in respect of previous years.

The income tax basis and the current tax rates are determined according to criteria established by the prevailing tax law applicable to the Company and its subsidiaries, which are described in note 26. Income taxes are calculated based on enacted tax rates of 25% of income tax and 9% of social contribution for Brazilian subsidiaries and 27% of income tax for Chilean subsidiaries. Net operating losses of Brazilian subsidiaries have no statute of limitations but are limited to 30% of the annual taxable profits. An indefinite carryforward of losses is allowed for Chilean subsidiaries. Temporary differences for all subsidiaries have no statute of limitation and no limitation for offsetting.
Deferred tax is provided using the statement of financial position method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the reporting date. Deferred tax assets and liabilities shall be recognized for unused tax losses, deductible and taxable temporary differences, respectively. A deferred tax asset and liability is recognized only when it is probable that future taxable income will be generated and available.
Income tax comprises current and deferred income taxes.
The Group applies the IFRIC 23 Uncertainty over Income Tax Treatment and did not identify a significant impact on its taxable profit or loss from uncertainties over income tax treatments.

p.	Foreign-currency transactions
Transactions denominated in foreign currencies (i.e., in any currency other than the respective functional currencies of the Group entities) are translated at the time of occurrence.
Monetary items are retranslated at each reporting date using the rates prevailing at that date. Nonmonetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date the fair value was determined. Nonmonetary items that are measured in terms of historical cost are not retranslated at each reporting date.
Foreign exchange gains and losses are recognized in profit and loss.
To present consolidated financial statements, the assets and liabilities of the Group’s foreign operations are translated at exchange rates prevailing on the reporting date. Income and expense items are translated at the average exchange rates for the period, according to IAS 21 – The Effects of Changes in Foreign Exchange. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in a foreign exchange translation reserve (attributed to non-controlling
interests as appropriate).

q.	Dividends
Dividend distribution to the Company’s shareholders is recognized directly in equity in the Group’s consolidated financial statements in the period in which the dividend is declared. For purposes of the consolidated statement of cash flows, dividends paid are included as cash flows from financing activities.

r.	Amendments to IFRSs that are mandatorily effective for annual periods beginning on January 1, 2021
The Group has evaluated and adopted, when applicable, the following standards and amendments for the first time for their annual reporting period commencing January 1, 2021:

•	Amendments to IFRS 16 – COVID-19-related Rent Concessions.

•	Interest Rate Benchmark Reform – Amendments to IFRS 4, IFRS 7, IFRS 9, IFRS 16 and IAS 39.
The amendments listed above did not have a material impact on these consolidated financial statements and are not expected to significantly affect the current or future periods.

s.	New standards and interpretations not yet adopted– applicable and mandatory for fiscal years beginning on or after January 1, 2022
Certain new accounting standards and interpretations have been published that are not yet effective and have not been early adopted by the Group. These standards are not expected to have a material impact if applicable to the Company in the current or future reporting periods and on foreseeable future transactions. The following standards and interpretations apply for the first time to financial reporting periods commencing on or after January 1, 2022:

•	IFRS 17 – Insurance Contracts.

•	Amendments to IFRS 3 – Reference to the Conceptual Framework.

•	Amendments to IAS 1 – Classification of Liabilities as Current or Non-current.

•	Amendments to IAS 1 - Disclosure of accounting policies

•	Annual Improvements to IFRS Standards 2018–2020 (IFRS9, IFRS 16, IFRS 1 and IAS 41).

•	Amendments to IAS 8 – Definition of Accounting Estimates

•	Amendments to IAS 12 – Deferred Tax related to Assets and Liabilities arising from a Single Transaction

•	Amendments to IAS 16 – Property, Plant and Equipment: Proceeds before intended use.

•	Amendments to IAS 37 – Cost of Fulfilling a Contract - Onerous Contracts.